Share-based compensation - Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 6,049	$ 4,713
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	2,330	2,079
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	987	857
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	2,625	1,638
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 107	$ 139